Treasury stocks - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 01, 2021	Sep. 30, 2021	May 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 16, 2022	Apr. 30, 2018
Treasury stocks
Share-based payment arrangement, decrease for tax withholding obligation				$ 768	$ 2,420	$ 4,819
Issuance of ordinary shares in at-the-market offering, net of offering cost					$ 65,430
Share repurchased				124,287,210
Number of issued ordinary shares held by the Trust				12,338,955	12,338,955
Number of ordinary shares accounted as treasury stock				229,281,465	257,105,340
2018 Equity Incentive Plan
Treasury stocks
Ordinary shares Held in trust								51,624,000
Restricted Share Units | Amended 2018 Plan
Treasury stocks
Number of ordinary shares accounted as treasury stock				0	0
Share Repurchase Program
Treasury stocks
Share repurchased						154,614,975
Shares Repurchase
Treasury stocks
Stock repurchase program authorized amount							$ 100,000
ADS | Share Repurchase Program
Treasury stocks
Share repurchased				0	0	10,307,665
Proceeds from repurchases						$ 37,379
ADS | Shares Repurchase
Treasury stocks
Share repurchased	14,339,826
Class A ordinary shares | Amended 2018 Plan
Treasury stocks
Shares Issued in Period		94,927,065	94,927,065
Ordinary shares contributed for future share awards		63,774,885	63,774,885
Share-based payment arrangement, shares withheld for tax withholding obligation				8,532,915	13,904,625	17,102,175
Share-based payment arrangement, decrease for tax withholding obligation				$ 768	$ 2,420	$ 4,819
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)				8,532,915	13,904,625	37,313,775
Issuance of ordinary shares in at-the-market offering, net of offering cost				$ 768	$ 2,420	$ 20,908
Class A ordinary shares | Shares Repurchase
Treasury stocks
Share repurchased	215,097,390